FINANCIAL INSTRUMENTS - Market Risk, Foreign Currency Risk (Details) - Currency risk
€ in Millions, ₩ in Millions, ₨ in Millions, د.إ in Millions, ¥ in Millions, £ in Millions, zł in Millions, R$ in Millions, Kč in Millions, Ft in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2023 CZK (Kč)	Dec. 31, 2023 PLN (zł)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 AED (د.إ)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 AED (د.إ)	Dec. 31, 2021 CZK (Kč)	Dec. 31, 2021 HUF (Ft)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
OCI	$ (755)	$ (886)	$ (1,219)
Net income	0	0	0
Canadian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders				$ (423)												$ 142									$ 339
OCI	32	(11)	(27)
Net income	0	0	0
Australian dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders					$ 1,195												$ 1,560									$ 1,708
OCI	(81)	(106)	(124)
Net income	0	0	0
British pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | £						£ 4,162												£ 4,059									£ 6,375
OCI	(530)	(490)	(863)
Net income	0	0	0
Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | €							€ 1,322												€ 690									€ 1,297
OCI	(146)	(74)	(147)
Net income	0	0	0
Brazilian reais
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | R$								R$ 710												R$ 3,129									R$ 745
OCI	(15)	(60)	(13)
Net income	0	0	0
Indian Rupee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ₨									₨ 342												₨ 33,212									₨ 617
OCI	0	(40)	(1)
Net income	0	0	0
Hong Kong Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders										$ 15
OCI	0
Net income	0
Chinese Yuan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ¥											¥ 310											¥ 2,554									¥ 730
OCI	(4)	(37)	(11)
Net income	0	0	0
South Korean won
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | ₩												₩ 315											₩ 417,865									₩ 289,443
OCI	0	(33)	(24)
Net income	0	0	0
United Arab Emirates Dirham
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | د.إ													د.إ 402											د.إ 1,287									د.إ 342
OCI	(11)	(35)	(9)
Net income	0	$ 0	0
Czech Koruna
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | Kč														Kč 31																				Kč 5
OCI	0		0
Net income	0		0
Hungarian Forint
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | Ft																																			Ft 5
OCI			0
Net income			$ 0
Poland Zloty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Equity attributable to Unitholders | zł															zł 0
OCI	0
Net income	$ 0